Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	$ 15,671	¥ 109,587	¥ 219,365
Restricted cash	3,256	22,770	23,467
Short-term investments	11,980	83,774
Accounts receivable, net	551	3,856	56,233
Advance to suppliers	1,455	10,178	9,810
Inventories, net	5,863	41,000	29,448
Amounts due from related parties	32	225	662
Prepaid expenses and other current assets, net	12,318	86,142	177,187
Total current assets	51,126	357,532	516,172
Non-current assets:
Property, equipment and software, net	39,857	278,726	205,450
Land use rights, net	24,313	170,021	174,437
Long-term Investments	44,037	307,956	364,534
Operating lease right of use assets, net	485	3,392	13,809
Other non-current assets, net	13,159	92,019	78,050
Total non-current assets	121,851	852,114	836,280
Total assets	172,977	1,209,646	1,352,452
Current liabilities (including amounts of the consolidated VIE and the VIE’s subsidiaries without recourse to the primary beneficiary of RMB 157,120 and RMB 118,420 as of December 31, 2024 and 2025, respectively)
Accounts payable	6,999	48,943	54,678
Deferred revenue	1,589	11,115	8,596
Incentive payables to members	7,241	50,635	66,039
Member management fees payable	229	1,604	1,263
Other payable and accrued liabilities	13,738	96,076	126,177
Amounts due to related parties	406	2,836	1,645
Short-term borrowings	5,731	40,075
Operating lease liabilities, current	214	1,498	3,845
Total current liabilities	36,147	252,782	262,243
Non-current liabilities (including amounts of the consolidated VIE and the VIE’s subsidiaries without recourse to the primary beneficiary of RMB 223 and nil as of December 31, 2024 and 2025, respectively)
Operating lease liabilities non-current	230	1,606	7,808
Other non-current liabilities	2,769	19,367	4,355
Total non-current liabilities	2,999	20,973	12,163
Total liabilities	39,146	273,755	274,406
Commitments and contingencies (Note 29)
Shareholders’ equity
Ordinary shares (US$0.000005 par value 20,000,000,000 shares authorized as of December 31, 2024 and 2025; 1,208,831,222 Class A ordinary shares and 949,960,000 Class B ordinary shares issued as of December 31, 2024 and 2025; 1,020,256,032 and 1,020,256,032 Class A ordinary shares and 949,960,000 and 949,960,000 Class B ordinary shares outstanding as of December 31, 2024 and 2025, respectively)	10	70	70
Additional paid-in capital	1,047,978	7,328,615	7,328,336
Statutory reserve	2,392	16,726	16,726
Accumulated other comprehensive income	12,011	83,996	93,145
Less: Treasury stock (188,575,190 shares as of December 31, 2024 and 2025, respectively)	(16,206)	(113,334)	(113,334)
Accumulated deficit	(912,448)	(6,380,841)	(6,247,557)
Total Yunji Inc. shareholders' equity	133,737	935,232	1,077,386
Non-controlling interests	94	659	660
Total shareholders' equity	133,831	935,891	1,078,046
Total liabilities and shareholders' equity	$ 172,977	¥ 1,209,646	¥ 1,352,452